Document and Entity Information Document	3 Months Ended
Mar. 31, 2017
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Entity Registrant Name	DANAHER CORP /DE/
Entity Central Index Key	0000313616